Intangible Assets - Summary of Carrying Value of Goodwill (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Goodwill	£ 2,425	£ 2,437
Assessment & Qualifications [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,288	1,369
Virtual Learning [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	397	426
English Language Learning [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	250	246
Enterprise Learning & Skills [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	338	330
Higher Education [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	£ 152	£ 66